Other operating income (Tables)	6 Months Ended
Jun. 30, 2019
Other operating income
Schedule of other operating income

	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Grants	€1,178	€553
Research and development incentives	1,164	503
Payroll tax rebates	5,425	1,532
	€7,767	€2,588